Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Asset Manager 60% - Class A
Bar Chart Table:
Annual Return 2012	12.39%
Annual Return 2013	16.57%
Annual Return 2014	5.35%
Annual Return 2015	(0.87%)
Annual Return 2016	6.52%
Annual Return 2017	16.00%
Annual Return 2018	(6.89%)
Annual Return 2019	20.25%
Annual Return 2020	15.71%
Annual Return 2021	11.48%